UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:   June 30, 2000

Check here if Amendment [ ]; Amendment Number: ___________

This Amendment (Check only one.): [ ]  is a restatement.
                                  [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Shadwell Capital LC
Address:      321 East Main Street
              Charlottesville, Virginia  22902

Form 13F File Number: 28-05361

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Dan Oakey
Title:   Chief Financial Officer
Phone:   (804)977-1600

Signature, Place, and Date of Signing:
/s/ Dan Oakey                Charlottesville, Virginia          August 11, 2000
[Signature]                       [City, State]                      [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:              0
                                            -----------

Form 13F Information Table Entry Total:         36
                                            -----------

Form 13F Information Table Value Total:      $138,737
                                            -----------
                                            (thousands)


List of Other Included Managers:

None

   Form 13F INFORMATION TABLE - Shadwell Capital LC (quarter ending 6/30/2000)

        COLUMN 1             COLUMN 2     COLUMN 3    COLUMN 4          COLUMN 5       COLUMN 6   COLUMN 7          COLUMN 8
                             TITLE OF                 VALUE     SHRS OR PRN SH/  PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
NAME OF ISSUER               CLASS        CUSIP       (X1000)   AMOUNT      PRN  CALL DISCRETION  MANAGERS  SOLE      SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
Associated Banc Corp         Common       045487105      3,062   140,370    SH           SOLE                140,370
Bank One Corp                Common       06423A103      3,041   114,500    SH           SOLE                114,500
BB&T Corp                    Common       054937107      3,796   159,000    SH           SOLE                159,000
Centura Bks Inc              Common       15640T100      8,319   245,000    SH           SOLE                245,000
Citizens Bkg Corp Mich       Common       174420109        456    28,100    SH           SOLE                 28,100
Commerce Bancshares Inc      Common       200525103      3,496   117,500    SH           SOLE                117,500
Cullen Frost Bankers Inc     Common       229899109      2,961   112,600    SH           SOLE                112,600
F&M Natl Corp                Common       302374103      2,392   113,911    SH           SOLE                113,911
Fifth Third Bancorp          Common       316773100      1,233    19,500    SH           SOLE                 19,500
First Midwest Bancorp Del    Common       320867104      3,911   168,200    SH           SOLE                168,200
First Tenn Natl Corp         Common       337162101      5,323   321,100    SH           SOLE                321,100
First Un Corp                Common       337358105      3,052   123,000    SH           SOLE                123,000
Firstar Corp New Wis         Common       33763V109      4,170   198,000    SH           SOLE                198,000
Frontier Finl Corp Wash      Common       35907K105        469    25,500    SH           SOLE                 25,500
Harbor Fla Bancshares Inc    Common       411901101      2,515   241,000    SH           SOLE                241,000
M&T Bk Corp                  Common       55261F104      2,993     6,650    SH           SOLE                  6,650
Marshall & Ilsley Corp       Common       571834100      7,768   187,100    SH           SOLE                187,100
Mellon Finl Corp             Common       58551A108      4,730   129,800    SH           SOLE                129,800
Mercantile Bankshares Corp   Common       587405101      7,385   247,700    SH           SOLE                247,700
Mid-State Bancshares         Common       595440108      1,256    46,100    SH           SOLE                 46,100
National Comm Bancorp        Common       635449101      7,419   461,900    SH           SOLE                461,900
North Fork Bancorporation NY Common       659424105        447    29,500    SH           SOLE                 29,500
Old Kent Finl Corp           Common       679833103      7,894   295,095    SH           SOLE                295,095
Queens County Bancorp Inc    Common       748242104      3,973   215,500    SH           SOLE                215,500
Second Bancorp Inc           Common       813114105        369    24,300    SH           SOLE                 24,300
Simmons 1st Natl Corp        CL A $5 par  828730200        548    24,500    SH           SOLE                 24,500
SunTrust Bks Inc             Common       867914103     11,171   244,500    SH           SOLE                244,500
Synovus Finl Corp            Common       87161C105      7,212   409,200    SH           SOLE                409,200
US Bancorp Del               Common       902973106      3,850   200,000    SH           SOLE                200,000
UMB Finl Corp                Common       902788108      3,042    92,700    SH           SOLE                 92,700
Union Planters Corp          Common       908068109      2,207    79,000    SH           SOLE                 79,000
UnionBanCal Corp             Common       908906100      1,198    64,700    SH           SOLE                 64,700
Valley Natl Bancorp          Common       919794107      3,975   163,900    SH           SOLE                163,900
Wachovia Corp                Common       929771103     11,279   207,900    SH           SOLE                207,900
Westamerica Bancorporation   Common       957090103      1,818    69,600    SH           SOLE                 69,600
Wilmington Trust Corp        Common       971807102          9       200    SH           SOLE                    200